Average Annual Total Returns - VIPEmergingMarketsPortfolio-InitialServiceService2PRO - VIPEmergingMarketsPortfolio-InitialServiceService2PRO - VIP Emerging Markets Portfolio	Apr. 30, 2025
VIP Emerging Markets Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	10.04%
Past 5 years	4.35%
Past 10 years	6.05%
VIP Emerging Markets Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	9.87%
Past 5 years	4.24%
Past 10 years	5.93%
VIP Emerging Markets Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	9.71%
Past 5 years	4.09%
Past 10 years	5.78%
MC041
Average Annual Return:
Past 1 year	7.50%
Past 5 years	1.71%
Past 10 years	3.66%